Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies
Schedule of estimated useful lives of intangible assets

Software	3-5 years
License	indefinite life

Summary of revenues disaggregated by service line and timing of revenue recognition

	Year Ended June 30, 2022
	Wealth	Asset	Total Net
	Management	Management	Revenues
	US$	US$	US$

Revenues recognized at a point in time	6,790	2,197	8,987
Total	6,790	2,197	8,987

	Year Ended June 30, 2023
	Wealth	Asset	Total Net
	Management	Management	Revenues
	US$	US$	US$

Revenues recognized at a point in time	15,632	2,952	18,584
Total	15,632	2,952	18,584

	Year Ended June 30, 2024
	Wealth	Asset	Total Net
	Management	Management	Revenues
	US$	US$	US$

Revenues recognized at a point in time	24,104	3,919	28,023
Total	24,104	3,919	28,023